Quarterly Holdings Report
for
Fidelity® Contrafund® K6
September 30, 2022
CONK6-NPRT3-1122
1.9883976.105
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.9%
Entertainment - 1.6%
Activision Blizzard, Inc.	400,682	29,786,700
Netflix, Inc. (a)	866,582	204,028,066
The Walt Disney Co. (a)	272,470	25,702,095
Universal Music Group NV	1,692,150	31,694,054
Warner Music Group Corp. Class A	114,220	2,651,046
		293,861,961
Interactive Media & Services - 9.9%
Alphabet, Inc.:
Class A (a)	4,661,940	445,914,561
Class C (a)	4,190,260	402,893,499
Bumble, Inc. (a)(b)	713,454	15,332,126
Meta Platforms, Inc. Class A (a)	7,098,223	963,086,897
Pinterest, Inc. Class A (a)	248,054	5,779,658
		1,833,006,741
Media - 0.2%
Liberty Media Corp. Liberty Formula One Group Series C (a)	740,008	43,290,468
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	301,087	40,396,843
TOTAL COMMUNICATION SERVICES		2,210,556,013
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.7%
General Motors Co.	773,100	24,808,779
Hyundai Motor Co.	154,980	18,765,062
Rad Power Bikes, Inc. (a)(c)(d)	331,574	1,445,663
Rivian Automotive, Inc. (b)	102,912	3,386,834
Tesla, Inc. (a)	140,510	37,270,278
Toyota Motor Corp.	2,802,146	36,625,319
		122,301,935
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	2,173	206,935
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	714,874	75,090,365
Chipotle Mexican Grill, Inc. (a)	8,455	12,705,836
Evolution AB (e)	23,700	1,873,427
Hilton Worldwide Holdings, Inc.	242,656	29,269,167
Hyatt Hotels Corp. Class A (a)	20,696	1,675,548
McDonald's Corp.	71,403	16,475,528
Starbucks Corp.	21,500	1,811,590
		138,901,461
Household Durables - 0.1%
Lennar Corp. Class A	284,749	21,228,038
Internet & Direct Marketing Retail - 6.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	24,500	1,959,755
Amazon.com, Inc. (a)	9,756,600	1,102,495,800
Cazoo Group Ltd. Class A (a)(b)	880,225	404,904
Coupang, Inc. Class A (a)(b)	2,725,853	45,439,970
Deliveroo PLC Class A (a)(e)	10,758,371	10,113,703
Doordash, Inc. (a)	23,772	1,175,525
Global-e Online Ltd. (a)	43,000	1,150,680
MercadoLibre, Inc. (a)	7,122	5,895,449
Wayfair LLC Class A (a)	10,948	356,357
		1,168,992,143
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	291,697	39,699,962
Dollarama, Inc.	107,334	6,161,788
Kohl's Corp.	65,193	1,639,604
		47,501,354
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	831,833	35,086,716
AutoZone, Inc. (a)	27,394	58,676,030
Dick's Sporting Goods, Inc. (b)	526,979	55,143,083
Fanatics, Inc. Class A (c)(d)	332,480	25,118,864
National Vision Holdings, Inc. (a)(b)	400,050	13,061,633
O'Reilly Automotive, Inc. (a)	95,628	67,259,954
The Home Depot, Inc.	488,266	134,732,120
TJX Companies, Inc.	108,086	6,714,302
Ulta Beauty, Inc. (a)	101,933	40,894,500
Williams-Sonoma, Inc. (b)	403,275	47,525,959
		484,213,161
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	22,833	7,137,824
Dr. Martens Ltd.	3,721,431	9,118,017
lululemon athletica, Inc. (a)	16,410	4,587,580
LVMH Moet Hennessy Louis Vuitton SE	3,037	1,790,539
NIKE, Inc. Class B	480,809	39,964,844
On Holding AG	1,339,287	21,495,556
		84,094,360
TOTAL CONSUMER DISCRETIONARY		2,067,439,387
CONSUMER STAPLES - 3.8%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	214,193	9,702,222
Constellation Brands, Inc. Class A (sub. vtg.)	54,549	12,528,814
Diageo PLC	493,803	20,785,911
Keurig Dr. Pepper, Inc.	269,940	9,669,251
PepsiCo, Inc.	535,339	87,399,445
The Coca-Cola Co.	2,238,307	125,389,958
The Vita Coco Co., Inc. (b)	7,706	87,771
		265,563,372
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	230,053	9,261,409
Costco Wholesale Corp.	606,571	286,465,286
		295,726,695
Food Products - 0.1%
General Mills, Inc.	47,600	3,646,636
Mondelez International, Inc.	221,821	12,162,445
Nestle SA (Reg. S)	50,619	5,474,816
		21,283,897
Household Products - 0.0%
Procter & Gamble Co.	32,300	4,077,875
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	447,994	96,721,905
L'Oreal SA (a)	23,678	7,570,853
L'Oreal SA (a)	32,604	10,424,870
Olaplex Holdings, Inc.	610,373	5,829,062
		120,546,690
TOTAL CONSUMER STAPLES		707,198,529
ENERGY - 5.9%
Energy Equipment & Services - 0.0%
Halliburton Co.	199,657	4,915,555
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Corp. (a)	103,773	3,168,190
Birchcliff Energy Ltd.	86,800	616,432
Canadian Natural Resources Ltd. (b)	1,288,099	59,959,290
Cenovus Energy, Inc. (Canada)	468,188	7,192,203
Cheniere Energy, Inc.	430,488	71,422,264
Chevron Corp.	778,982	111,916,344
ConocoPhillips Co.	1,647,175	168,571,890
Continental Resources, Inc.	309,212	20,658,454
Devon Energy Corp.	903,538	54,329,740
Diamondback Energy, Inc.	287,696	34,655,860
EOG Resources, Inc.	686,739	76,729,348
EQT Corp.	87,669	3,572,512
Equinor ASA	50,838	1,676,573
Exxon Mobil Corp.	1,901,184	165,992,375
Hess Corp.	514,746	56,102,167
Occidental Petroleum Corp.	1,330,084	81,733,662
Phillips 66 Co.	228,338	18,431,443
Pioneer Natural Resources Co.	310,010	67,126,465
Reliance Industries Ltd.	371,282	10,829,239
Suncor Energy, Inc.	627,371	17,667,305
Tourmaline Oil Corp.	53,909	2,801,699
Valero Energy Corp.	445,247	47,574,642
		1,082,728,097
TOTAL ENERGY		1,087,643,652
FINANCIALS - 13.5%
Banks - 3.1%
Banco Santander SA (Spain)	2,460,590	5,725,550
Bank of America Corp.	6,806,513	205,556,693
Citigroup, Inc.	148,857	6,202,871
JPMorgan Chase & Co.	1,171,712	122,443,904
Nu Holdings Ltd. (b)	905,916	3,986,030
Royal Bank of Canada (b)	1,053,369	94,840,194
Starling Bank Ltd. Series D (a)(c)(d)	4,139,223	10,629,794
The Toronto-Dominion Bank (b)	1,194,289	73,247,305
Wells Fargo & Co.	1,164,748	46,846,165
		569,478,506
Capital Markets - 1.0%
BlackRock, Inc. Class A	1,509	830,373
Blackstone, Inc.	19,229	1,609,467
Brookfield Asset Management, Inc. (Canada) Class A	278,344	11,386,846
Charles Schwab Corp.	490,546	35,255,541
Goldman Sachs Group, Inc.	27,283	7,995,283
Morgan Stanley	1,559,951	123,251,729
MSCI, Inc.	16,162	6,816,970
		187,146,209
Consumer Finance - 0.1%
American Express Co.	72,256	9,748,057
Diversified Financial Services - 6.9%
Berkshire Hathaway, Inc. Class A (a)	3,158	1,283,632,255
Insurance - 2.4%
Admiral Group PLC	451,720	9,596,174
American International Group, Inc.	1,553,867	73,777,605
Aon PLC	20,849	5,584,822
Arthur J. Gallagher & Co.	183,516	31,421,610
Brookfield Asset Management Reinsurance Partners Ltd.	1,389	56,833
Chubb Ltd.	450,882	82,006,418
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,036	14,631,478
Hartford Financial Services Group, Inc.	281,775	17,453,144
Intact Financial Corp.	154,854	21,915,089
Marsh & McLennan Companies, Inc.	134,724	20,112,946
Progressive Corp.	829,055	96,344,482
The Travelers Companies, Inc.	449,586	68,876,575
W.R. Berkley Corp.	83,797	5,411,610
		447,188,786
TOTAL FINANCIALS		2,497,193,813
HEALTH CARE - 17.6%
Biotechnology - 3.9%
AbbVie, Inc.	459,031	61,606,551
Alnylam Pharmaceuticals, Inc. (a)	38,407	7,687,545
Argenx SE ADR (a)	46,929	16,568,283
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,107	1,376,705
BioMarin Pharmaceutical, Inc. (a)	21,894	1,855,954
Galapagos NV sponsored ADR (a)	289,213	12,332,042
Intellia Therapeutics, Inc. (a)	114,755	6,421,690
Legend Biotech Corp. ADR (a)	163,836	6,684,509
Neurocrine Biosciences, Inc. (a)	4,300	456,703
Regeneron Pharmaceuticals, Inc. (a)	570,130	392,745,453
United Therapeutics Corp. (a)	110,961	23,233,014
Vertex Pharmaceuticals, Inc. (a)	679,964	196,876,777
Verve Therapeutics, Inc. (a)	11,600	398,460
Zai Lab Ltd. (a)	733,013	2,495,454
		730,739,140
Health Care Equipment & Supplies - 0.3%
Edwards Lifesciences Corp. (a)	278,894	23,045,011
Figs, Inc. Class A (a)	28,015	231,124
Intuitive Surgical, Inc. (a)	149,774	28,073,639
Straumann Holding AG	53,382	4,882,327
		56,232,101
Health Care Providers & Services - 7.1%
23andMe Holding Co. Class B (e)	291,601	833,979
AmerisourceBergen Corp.	149,772	20,268,645
Cardinal Health, Inc.	199,500	13,302,660
Centene Corp. (a)	214,334	16,677,329
Cigna Corp.	154,214	42,789,759
dentalcorp Holdings Ltd. (a)	220,981	1,271,799
Elevance Health, Inc.	177,286	80,530,393
Guardant Health, Inc. (a)	20,337	1,094,741
HCA Holdings, Inc.	138,125	25,385,994
Molina Healthcare, Inc. (a)	38,000	12,533,920
Option Care Health, Inc. (a)	452,589	14,242,976
P3 Health Partners, Inc. (a)(c)	450,620	1,977,771
UnitedHealth Group, Inc.	2,144,039	1,082,825,457
		1,313,735,423
Life Sciences Tools & Services - 1.3%
Danaher Corp.	513,975	132,754,603
Lonza Group AG	23	11,199
Mettler-Toledo International, Inc. (a)	34,526	37,430,327
Thermo Fisher Scientific, Inc.	88,293	44,781,327
Veterinary Emergency Group LLC Class A (c)(d)(f)	183,097	11,630,321
Waters Corp. (a)	23,373	6,299,725
		232,907,502
Pharmaceuticals - 5.0%
AstraZeneca PLC sponsored ADR	218,610	11,988,572
Bristol-Myers Squibb Co.	1,435,534	102,052,112
Eli Lilly & Co.	1,534,969	496,332,226
Intra-Cellular Therapies, Inc. (a)	116,812	5,435,262
Johnson & Johnson	512,540	83,728,534
Merck & Co., Inc.	1,042,145	89,749,527
Nuvation Bio, Inc. (a)(b)	2,386,494	5,345,747
Pfizer, Inc.	1,030,847	45,109,865
Roche Holding AG (participation certificate)	66,312	21,586,729
Royalty Pharma PLC	1,479,796	59,458,203
Zoetis, Inc. Class A	34,441	5,107,256
		925,894,033
TOTAL HEALTH CARE		3,259,508,199
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	206,059	79,598,531
Northrop Grumman Corp.	258,195	121,434,272
Space Exploration Technologies Corp. Class A (a)(c)(d)	73,000	5,110,000
		206,142,803
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	20,472	1,971,658
Delhivery Private Ltd. (c)	924,200	6,277,858
United Parcel Service, Inc. Class B	1,200,836	193,983,047
Zipline International, Inc. (c)(d)	87,466	2,202,394
		204,434,957
Building Products - 0.2%
Carlisle Companies, Inc.	33,191	9,307,088
Fortune Brands Home & Security, Inc.	59,759	3,208,461
Toto Ltd.	605,157	20,153,781
		32,669,330
Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (a)(b)	1,313,382	2,902,574
Cintas Corp.	32,798	12,731,856
Clean Harbors, Inc. (a)	75,530	8,306,789
Clean TeQ Water Pty Ltd. (a)(b)	311,311	97,574
GFL Environmental, Inc.	75,322	1,904,893
TulCo LLC (a)(c)(d)(f)	1,552	958,391
ZenPayroll, Inc. (c)(d)	50,300	1,569,863
		28,471,940
Electrical Equipment - 0.0%
Hubbell, Inc. Class B	13,193	2,942,039
SES AI Corp. Class A (a)(b)	2,127	10,380
		2,952,419
Industrial Conglomerates - 0.4%
General Electric Co.	1,290,052	79,867,119
Machinery - 0.5%
Deere & Co.	162,266	54,178,995
Fortive Corp.	62,541	3,646,140
PACCAR, Inc.	324,674	27,171,967
		84,997,102
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	493,190	32,922,178
J.B. Hunt Transport Services, Inc.	191,386	29,936,598
Old Dominion Freight Lines, Inc.	111,440	27,722,929
Union Pacific Corp.	116,632	22,722,246
		113,303,951
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	31,748	15,530,804
TOTAL INDUSTRIALS		768,370,425
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	247,030	27,887,217
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	4,866,329	325,849,390
CDW Corp.	59,434	9,276,459
		335,125,849
IT Services - 3.0%
Accenture PLC Class A	783,209	201,519,676
Adyen BV (a)(e)	8,448	10,536,025
Affirm Holdings, Inc. (a)(b)	86,602	1,624,654
Cloudflare, Inc. (a)	322,531	17,839,190
Cognizant Technology Solutions Corp. Class A	250,139	14,367,984
MasterCard, Inc. Class A	86,203	24,510,961
MongoDB, Inc. Class A (a)	78,789	15,644,344
Okta, Inc. (a)	7	398
PayPal Holdings, Inc. (a)	20,400	1,755,828
Shopify, Inc. Class A (a)	21,800	586,920
Snowflake, Inc. (a)	20,069	3,410,927
Visa, Inc. Class A	1,458,930	259,178,915
		550,975,822
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	1,688,044	106,954,468
Analog Devices, Inc.	329,359	45,892,883
Enphase Energy, Inc. (a)	89,408	24,808,038
Lattice Semiconductor Corp. (a)	149,232	7,343,707
Marvell Technology, Inc.	716,353	30,738,707
Monolithic Power Systems, Inc.	37,450	13,609,330
NVIDIA Corp.	2,670,302	324,147,960
onsemi (a)	1,125,458	70,149,797
Qualcomm, Inc.	2,224,304	251,301,866
Skyworks Solutions, Inc.	60,013	5,117,309
SolarEdge Technologies, Inc. (a)	6,500	1,504,490
Synaptics, Inc. (a)	471,849	46,717,769
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	27,600	1,892,256
		930,178,580
Software - 7.8%
Adobe, Inc. (a)	486,827	133,974,790
Aspen Technology, Inc. (a)	12,072	2,875,550
Atlassian Corp. PLC (a)	206,382	43,461,985
Bill.Com Holdings, Inc. (a)	2	265
Cadence Design Systems, Inc. (a)	505,408	82,598,829
Check Point Software Technologies Ltd. (a)	94,301	10,563,598
Clear Secure, Inc. (a)(b)	331,577	7,579,850
Epic Games, Inc. (a)(c)(d)	14,010	12,043,136
Fortinet, Inc. (a)	168,336	8,270,348
Intuit, Inc.	28,682	11,109,112
Microsoft Corp.	3,844,410	895,363,089
Salesforce.com, Inc. (a)	1,520,878	218,763,092
ServiceNow, Inc. (a)	4,179	1,578,032
Stripe, Inc. Class B (a)(c)(d)	75,100	1,788,131
Synopsys, Inc. (a)	23,000	7,026,730
Tanium, Inc. Class B (a)(c)(d)	449,538	3,964,925
		1,440,961,462
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	6,354,153	878,143,945
Dell Technologies, Inc.	409,715	13,999,962
Pure Storage, Inc. Class A (a)	46,802	1,280,971
		893,424,878
TOTAL INFORMATION TECHNOLOGY		4,178,553,808
MATERIALS - 2.9%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	7,934	1,846,480
Albemarle Corp.	89,642	23,704,930
CF Industries Holdings, Inc.	536,588	51,646,595
Corteva, Inc.	354,050	20,233,958
LG Chemical Ltd.	4,250	1,556,931
Nutrien Ltd. (b)	299,897	25,005,412
Sherwin-Williams Co.	8,874	1,816,952
The Mosaic Co.	173,629	8,391,490
Westlake Corp.	166,711	14,483,852
		148,686,600
Metals & Mining - 2.1%
B2Gold Corp.	5,915,225	19,012,994
Barrick Gold Corp. (Canada) (b)	1,367,381	21,193,490
Cleveland-Cliffs, Inc. (a)	902,785	12,160,514
Franco-Nevada Corp.	687,765	82,152,405
Freeport-McMoRan, Inc.	2,533,056	69,228,420
Glencore PLC	1,015,126	5,334,505
Ivanhoe Electric, Inc. (a)	128,708	1,061,841
Ivanhoe Electric, Inc.	429,670	3,367,539
Ivanhoe Mines Ltd. (a)	5,810,586	37,395,381
Ivanhoe Mines Ltd. (a)(e)	1,421,713	9,149,766
Novagold Resources, Inc. (a)	1,578,457	7,450,349
Nucor Corp. (b)	751,864	80,441,929
POSCO sponsored ADR	20,921	765,918
Steel Dynamics, Inc.	479,494	34,020,099
Sunrise Energy Metals Ltd. (a)	622,623	955,826
		383,690,976
TOTAL MATERIALS		532,377,576
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth (a)	499,992	12,179,805
Prologis (REIT), Inc.	269,267	27,357,527
Welltower Op	110,683	7,119,131
		46,656,463
UTILITIES - 0.6%
Electric Utilities - 0.6%
Constellation Energy Corp.	362,940	30,192,979
Exelon Corp.	112,180	4,202,263
NextEra Energy, Inc.	200,070	15,687,489
NRG Energy, Inc.	203,848	7,801,263
PG&E Corp. (a)	1,431,976	17,899,700
Southern Co.	354,406	24,099,608
		99,883,302
Multi-Utilities - 0.0%
Sempra Energy	23,100	3,463,614
TOTAL UTILITIES		103,346,916
TOTAL COMMON STOCKS (Cost $15,603,208,851)		17,458,844,781

Preferred Stocks - 0.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(a)(c)(d)	27,300	1,081,353
Series F(a)(c)(d)	149,136	5,907,277
		6,988,630
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	43,228	188,474
Series C(a)(c)(d)	170,098	741,627
Series D(c)(d)	404,900	1,765,364
		2,695,465
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (c)(d)	2,700	1,008,855

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (c)	118,667	5,778,163
GoBrands, Inc.:
Series G(a)(c)(d)	8,352	1,645,093
Series H(a)(c)(d)	11,788	2,321,882
		9,745,138
TOTAL CONSUMER DISCRETIONARY		13,449,458

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(c)(d)	37,316	1,050,445

FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (a)(c)(d)	57,282	1,301,447

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	486,500	2,224,765

Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(c)(d)	190,800	2,795,220
Series F(a)(c)(d)	11,519	168,753
Somatus, Inc. Series E (c)(d)	2,766	2,558,522
		5,522,495
TOTAL HEALTH CARE		7,747,260

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Relativity Space, Inc.:
Series D(a)(c)(d)	207,384	3,521,380
Series E(a)(c)(d)	143,887	2,802,919
Space Exploration Technologies Corp. Series N (a)(c)(d)	49,490	34,643,000
		40,967,299
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	178,019	4,482,518

Commercial Services & Supplies - 0.1%
ZenPayroll, Inc.:
Series D(a)(c)(d)	184,203	5,748,976
Series E(a)(c)(d)	28,063	875,846
		6,624,822
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (c)(d)	47,990	4,218,801

TOTAL INDUSTRIALS		56,293,440

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	80,736	13,466,765

Software - 0.0%
ASAPP, Inc. Series C (a)(c)(d)	204,122	755,251
Carbon, Inc.:
Series D(a)(c)(d)	9,678	112,845
Series E(a)(c)(d)	7,351	101,811
Nuro, Inc.:
Series C(a)(c)(d)	405,967	5,744,433
Series D(c)(d)	114,603	1,621,632
Stripe, Inc. Series H (a)(c)(d)	29,000	690,490
Tenstorrent, Inc. Series C1 (a)(c)(d)	33,000	1,443,750
		10,470,212
TOTAL INFORMATION TECHNOLOGY		23,936,977

MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(c)(d)	1,289,012	6,290,379

TOTAL CONVERTIBLE PREFERRED STOCKS		117,058,036
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (c)	175,323	8,536,871

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,290,748	28,267,830

TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,804,701
TOTAL PREFERRED STOCKS (Cost $134,544,707)		153,862,737

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h) (Cost $1,840,000)	1,840,000	1,840,000

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (i)	1,215,228,067	1,215,471,113
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j)	158,985,989	159,001,888
TOTAL MONEY MARKET FUNDS (Cost $1,374,472,008)		1,374,473,001

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $17,114,065,566)	18,989,020,519
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(442,766,317)
NET ASSETS - 100.0%	18,546,254,202

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $212,152,018 or 1.1% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,506,900 or 0.2% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings, Inc. Series B	3/22/21	1,043,678
ASAPP, Inc. Series C	4/30/21	1,346,613
Beta Technologies, Inc. Series B, 6.00%	4/04/22	4,951,128
Bowery Farming, Inc. Series C1	5/18/21	2,248,263
ByteDance Ltd. Series E1	11/18/20	8,846,581
Carbon, Inc. Series D	12/15/17	225,990
Carbon, Inc. Series E	3/22/19	205,787
Circle Internet Financial Ltd. Series E	5/11/21	2,845,500
Circle Internet Financial Ltd. Series F	5/09/22	5,000,627
Delhivery Private Ltd.	5/20/21	4,511,240
Discord, Inc. Series I	9/15/21	1,486,686
ElevateBio LLC Series C	3/09/21	2,040,868
Epic Games, Inc.	7/13/20 - 7/30/20	8,055,750
Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,844,485
GoBrands, Inc. Series G	3/02/21	2,085,639
GoBrands, Inc. Series H	7/22/21	4,579,527
High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	6,793,094
Lyra Health, Inc. Series E	1/14/21	1,747,079
Lyra Health, Inc. Series F	6/04/21	180,899
Nuro, Inc. Series C	10/30/20	5,299,737
Nuro, Inc. Series D	10/29/21	2,388,982
P3 Health Partners, Inc.	5/25/21	4,506,200
Rad Power Bikes, Inc.	1/21/21	1,599,460
Rad Power Bikes, Inc. Series A	1/21/21	208,525
Rad Power Bikes, Inc. Series C	1/21/21	820,526
Rad Power Bikes, Inc. Series D	9/17/21	3,880,481
Reddit, Inc. Series E	5/18/21	1,159,546
Reddit, Inc. Series F	8/11/21	9,215,770
Relativity Space, Inc. Series D	11/20/20	3,095,642
Relativity Space, Inc. Series E	5/27/21	3,285,674
Somatus, Inc. Series E	1/31/22	2,413,708
Space Exploration Technologies Corp. Class A	2/16/21	3,065,927
Space Exploration Technologies Corp. Series N	8/04/20	13,362,300
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	8,226,276
Stripe, Inc. Class B	5/18/21	3,013,641
Stripe, Inc. Series H	3/15/21	1,163,625
Tanium, Inc. Class B	9/18/20	5,122,575
Tenstorrent, Inc. Series C1	4/23/21	1,961,992
Tenstorrent, Inc. 0%	4/23/21	1,840,000
TulCo LLC	8/24/17 - 9/07/18	715,349
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	7,067,188
ZenPayroll, Inc.	10/01/21	1,448,054
ZenPayroll, Inc. Series D	7/16/19	2,452,184
ZenPayroll, Inc. Series E	7/13/21	852,984
Zipline International, Inc.	10/12/21	3,148,776
Zipline International, Inc. Series E	12/21/20	5,808,653

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	557,157,321	3,953,222,863	3,294,909,071	7,570,474	-	-	1,215,471,113	2.4%
Fidelity Securities Lending Cash Central Fund 3.10%	69,004,697	1,161,751,921	1,071,754,730	265,611	-	-	159,001,888	0.4%
Total	626,162,018	5,114,974,784	4,366,663,801	7,836,085	-	-	1,374,473,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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